Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits Expense [line items]
Remunerations	$ 53,579,236	$ 54,584,335	$ 57,856,798
Payroll taxes	13,220,901	12,594,534	12,974,633
Compensations and bonuses to employees	8,115,316	7,611,677	5,733,506
Employee services	2,722,838	2,116,182	1,641,345
Employee expense	$ 77,638,291	$ 76,906,728	$ 78,206,282